DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.9%
Australia — 6.0%
ANZ Group Holdings Ltd.
17,370 326,342
APA Group(a)
6,951 38,092
Aristocrat Leisure Ltd.
3,330 99,503
ASX Ltd.
1,113 46,151
Aurizon Holdings Ltd.
10,499 25,695
BlueScope Steel Ltd.
2,497 35,106
Brambles Ltd.
8,110 76,804
CAR Group Ltd.
1,969 45,688
Cochlear Ltd.
383 82,161
Coles Group Ltd.
7,916 86,444
Computershare Ltd.
3,030 53,481
CSL Ltd.
2,791 519,909
Endeavour Group Ltd.
8,514 28,085
Fortescue Ltd.
9,623 158,330
Goodman Group REIT
9,852 219,626
GPT Group REIT
10,588 29,504
Macquarie Group Ltd.
2,145 272,396
Mineral Resources Ltd.
1,010 48,134
Northern Star Resources Ltd.
6,752 64,437
Orica Ltd.
2,597 31,641
Pilbara Minerals Ltd.
16,810 42,370
QBE Insurance Group Ltd.
8,724 103,274
Ramsay Health Care Ltd.
1,048 32,834
REA Group Ltd.
315 39,114
SEEK Ltd.
2,050 30,594
Suncorp Group Ltd.
7,418 78,489
Transurban Group(a)
17,961 149,431
WiseTech Global Ltd.
933 59,983
Woodside Energy Group Ltd.
10,907 200,928
(Cost $2,812,146)
3,024,546
Austria — 0.2%
OMV AG
865 43,421
Verbund AG
408 33,574
voestalpine AG
517 15,075
(Cost $95,221)
92,070
Belgium — 0.4%
Ageas SA/NV
878 43,559
KBC Group NV
1,456 105,682
Lotus Bakeries NV
2 21,234
Umicore SA
1,232 24,248
Warehouses De Pauw CVA REIT
999 29,022
(Cost $244,474)
223,745
Chile — 0.1%
Antofagasta PLC
(Cost $43,818)
2,226 62,436
Number
of Shares Value $
Denmark — 6.8%
A.P. Moller — Maersk A/S, Class
A
18 31,543
A.P. Moller — Maersk A/S, Class
B
26 47,170
Coloplast A/S, Class B
741 88,954
DSV A/S
984 150,951
Genmab A/S*
382 107,694
Novo Nordisk A/S, Class B
18,772 2,533,552
Novonesis (Novozymes) B, Class
B
2,144 127,504
Orsted AS*, 144A
1,065 64,932
Pandora A/S
464 75,907
ROCKWOOL A/S, Class B
55 23,054
Tryg A/S
1,858 38,184
Vestas Wind Systems A/S*
5,789 162,488
(Cost $1,914,628)
3,451,933
Finland — 1.5%
Elisa OYJ
824 38,197
Kesko OYJ, Class B
1,625 29,496
Kone OYJ, Class B
1,927 97,882
Metso Corp.
3,327 40,416
Neste OYJ
2,469 51,637
Nokia OYJ
30,660 119,525
Orion OYJ, Class B
568 23,111
Sampo OYJ, Class A
2,589 110,851
Stora Enso OYJ, Class R
3,313 48,230
UPM-Kymmene OYJ
3,094 118,063
Wartsila OYJ Abp
2,797 58,315
(Cost $773,084)
735,723
France — 12.1%
Aeroports de Paris SA
205 29,176
AXA SA
10,654 382,256
BNP Paribas SA
6,030 443,176
Bouygues SA
1,086 42,443
Carrefour SA
3,114 50,675
Cie Generale des Etablissements
Michelin SCA
3,909 157,650
Covivio SA REIT
262 13,596
Credit Agricole SA
6,260 101,428
Danone SA
3,703 237,661
Dassault Systemes SE
3,830 154,132
Eiffage SA
433 47,641
Eurazeo SE
247 20,714
Gecina SA REIT
265 28,481
Getlink SE
1,762 30,959
Hermes International SCA
185 437,019
Kering SA
426 146,694
L'Oreal SA
1,406 690,065

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
LVMH Moet Hennessy Louis
Vuitton SE
1,586 1,265,323
Publicis Groupe SA
1,313 146,530
Rexel SA
1,224 36,953
Schneider Electric SE
3,174 783,724
TotalEnergies SE
12,340 897,687
(Cost $5,171,349)
6,143,983
Germany — 3.4%
adidas AG
930 233,724
Beiersdorf AG
577 90,420
Commerzbank AG
6,067 102,352
Covestro AG*, 144A
1,087 58,283
Deutsche Boerse AG
1,093 217,022
Deutsche Lufthansa AG
3,510 24,471
Evonik Industries AG
1,448 31,706
GEA Group AG
871 36,196
Heidelberg Materials AG
764 79,390
Henkel AG & Co. KGaA
605 48,340
Knorr-Bremse AG
414 31,730
LEG Immobilien SE
430 37,923
Merck KGaA
739 133,576
MTU Aero Engines AG
303 75,162
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
783 389,227
Puma SE
621 32,056
Symrise AG
753 89,389
Zalando SE*, 144A
1,311 34,513
(Cost $1,478,317)
1,745,480
Hong Kong — 2.1%
AIA Group Ltd.
64,672 499,712
CK Infrastructure Holdings Ltd.
3,709 21,382
Hang Seng Bank Ltd.
4,420 61,356
Hong Kong & China Gas Co. Ltd.
65,542 50,853
Hong Kong Exchanges &
Clearing Ltd.
6,890 231,447
MTR Corp. Ltd.
9,231 31,268
Prudential PLC
15,688 149,206
Sino Land Co. Ltd.
24,034 25,498
Swire Pacific Ltd., Class A
2,082 18,083
(Cost $1,366,505)
1,088,805
Ireland — 0.9%
AerCap Holdings NV
1,176 109,027
DCC PLC
587 42,525
James Hardie Industries PLC
CDI*
2,475 77,017
Kerry Group PLC, Class A
901 76,098
Kingspan Group PLC
899 86,079
Smurfit Kappa Group PLC
1,507 73,129
(Cost $443,738)
463,875
Number
of Shares Value $
Israel — 0.1%
Bank Leumi Le-Israel BM
(Cost $39,538)
5,792 47,796
Italy — 2.1%
Assicurazioni Generali SpA
5,922 151,723
Enel SpA
47,754 345,059
FinecoBank Banca Fineco SpA
3,550 57,211
Intesa Sanpaolo SpA
84,530 330,907
Mediobanca Banca di Credito
Finanziario SpA
2,860 45,082
Moncler SpA
1,225 81,440
Nexi SpA*, 144A
3,404 22,505
Poste Italiane SpA, 144A
2,639 36,098
(Cost $995,886)
1,070,025
Japan — 23.5%
Aeon Co. Ltd.
3,800 81,903
Ajinomoto Co., Inc.
2,700 96,303
ANA Holdings, Inc.
800 15,232
Asahi Kasei Corp.
7,200 46,963
Asics Corp.
900 49,827
Astellas Pharma, Inc.
10,400 102,481
Bandai Namco Holdings, Inc.
3,500 63,744
Bridgestone Corp.
3,300 143,638
Brother Industries Ltd.
1,200 23,039
Chugai Pharmaceutical Co. Ltd.
3,800 115,612
Concordia Financial Group Ltd.
5,600 33,658
Dai Nippon Printing Co. Ltd.
1,165 36,208
Daifuku Co. Ltd.
1,848 32,263
Daiichi Sankyo Co. Ltd.
10,600 376,256
Daikin Industries Ltd.
1,471 214,783
Daiwa House Industry Co. Ltd.
3,200 85,017
Daiwa Securities Group, Inc.
7,900 62,036
Denso Corp.
10,800 174,771
Eisai Co. Ltd.
1,408 60,506
ENEOS Holdings, Inc.
16,500 85,091
FANUC Corp.
5,425 151,863
Fast Retailing Co. Ltd.
1,007 257,669
Fuji Electric Co. Ltd.
750 44,605
FUJIFILM Holdings Corp.
6,450 146,900
Fujitsu Ltd.
10,210 147,389
Hankyu Hanshin Holdings, Inc.
1,300 34,108
Hitachi Construction Machinery
Co. Ltd.
600 16,227
Hitachi Ltd.
5,400 554,793
Hoya Corp.
1,999 242,457
Ibiden Co. Ltd.
700 28,210
Isuzu Motors Ltd.
3,300 44,036
ITOCHU Corp.
6,900 325,362
JFE Holdings, Inc.
3,400 51,451

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Kao Corp.
2,684 117,645
KDDI Corp.
8,602 237,404
Kikkoman Corp.
4,000 46,301
Koito Manufacturing Co. Ltd.
1,200 16,941
Komatsu Ltd.
5,300 155,042
Konami Group Corp.
600 41,866
Kubota Corp.
5,700 80,561
LY Corp.
15,800 37,493
Marubeni Corp.
8,200 159,674
MatsukiyoCocokara & Co.
1,900 26,817
Mazda Motor Corp.
3,200 33,752
McDonald's Holdings Co. Japan
Ltd.
500 20,491
MEIJI Holdings Co. Ltd.
1,300 29,095
Mitsubishi Chemical Group
Corp.
7,700 40,704
Mitsubishi Estate Co. Ltd.
6,400 107,498
Mitsui Chemicals, Inc.
900 27,210
Mitsui Fudosan Co. Ltd.
15,300 140,250
Mizuho Financial Group, Inc.
13,900 284,289
MS&AD Insurance Group
Holdings, Inc.
7,300 152,415
NEC Corp.
1,400 103,567
Nippon Paint Holdings Co. Ltd.
5,550 37,331
Nissan Chemical Corp.
600 16,643
Nitori Holdings Co. Ltd.
442 48,856
Nitto Denko Corp.
850 64,881
Nomura Holdings, Inc.
17,200 104,035
Nomura Research Institute Ltd.
2,200 58,855
Obayashi Corp.
3,600 41,912
Omron Corp.
1,013 33,121
Oriental Land Co. Ltd.
6,225 173,783
ORIX Corp.
6,600 143,596
Osaka Gas Co. Ltd.
2,100 47,734
Pan Pacific International
Holdings Corp.
2,200 56,517
Panasonic Holdings Corp.
13,500 118,854
Rakuten Group, Inc.*
8,800 45,695
Recruit Holdings Co. Ltd.
8,600 434,966
Renesas Electronics Corp.
8,600 160,677
Ricoh Co. Ltd.
3,200 28,580
Rohm Co. Ltd.
1,700 21,939
Secom Co. Ltd.
1,200 74,622
Seiko Epson Corp.
1,800 28,945
Sekisui Chemical Co. Ltd.
2,200 31,542
Sekisui House Ltd.
3,500 78,666
Seven & i Holdings Co. Ltd.
12,900 166,478
SG Holdings Co. Ltd.
2,000 20,211
Shimadzu Corp.
1,340 34,688
Shin-Etsu Chemical Co. Ltd.
10,475 390,284
Number
of Shares Value $
Shiseido Co. Ltd.
2,300 72,756
SoftBank Corp.
16,500 198,185
SoftBank Group Corp.
5,900 339,481
Sompo Holdings, Inc.
5,020 106,217
Sony Group Corp.
7,133 585,320
Subaru Corp.
3,500 77,953
Sumitomo Electric Industries
Ltd.
4,200 68,007
Sumitomo Metal Mining Co. Ltd.
1,453 47,295
Sumitomo Mitsui Financial
Group, Inc.
7,153 468,385
Sumitomo Mitsui Trust Holdings,
Inc.
3,800 88,093
Sysmex Corp.
3,000 51,153
T&D Holdings, Inc.
2,900 52,143
TDK Corp.
2,225 111,162
TIS, Inc.
1,300 23,738
Tokio Marine Holdings, Inc.
10,800 373,115
Tokyo Electron Ltd.
2,722 582,525
Tokyo Gas Co. Ltd.
2,100 47,106
Tokyu Corp.
2,900 33,864
Toray Industries, Inc.
8,300 41,504
TOTO Ltd.
800 19,961
Unicharm Corp.
2,400 77,142
West Japan Railway Co.
2,500 49,922
Yamaha Motor Co. Ltd.
5,100 49,736
Yamato Holdings Co. Ltd.
1,600 18,347
Yokogawa Electric Corp.
1,279 32,849
Zensho Holdings Co. Ltd.
500 19,603
ZOZO, Inc.
900 21,065
(Cost $10,282,142)
11,923,454
Luxembourg — 0.2%
Eurofins Scientific SE
744 44,714
Tenaris SA
2,733 44,786
(Cost $79,240)
89,500
Netherlands — 7.3%
Akzo Nobel NV
966 67,263
ASML Holding NV
2,300 2,174,284
ASR Nederland NV
887 42,754
ING Groep NV
19,371 344,121
JDE Peet's NV
550 12,073
Koninklijke Ahold Delhaize NV
5,454 168,982
Koninklijke KPN NV
22,474 84,026
NN Group NV
1,540 71,537
OCI NV
534 14,528
Prosus NV*
8,155 295,516
QIAGEN NV*
1,258 53,767
Universal Music Group NV
4,773 148,089

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Wolters Kluwer NV
1,445 229,108
(Cost $2,408,588)
3,706,048
New Zealand — 0.3%
Mercury NZ Ltd.
3,759 15,428
Meridian Energy Ltd.
7,158 29,730
Spark New Zealand Ltd.
10,726 27,513
Xero Ltd.*
824 73,980
(Cost $137,482)
146,651
Norway — 1.1%
Aker BP ASA
1,828 46,807
DNB Bank ASA
4,838 94,535
Equinor ASA
5,178 149,326
Gjensidige Forsikring ASA
1,141 19,959
Mowi ASA
2,618 46,818
Norsk Hydro ASA
7,858 53,067
Orkla ASA
4,284 34,083
Salmar ASA
333 20,247
Telenor ASA
3,709 43,230
Yara International ASA
870 26,916
(Cost $557,672)
534,988
Portugal — 0.2%
Galp Energia SGPS SA
2,635 55,252
Jeronimo Martins SGPS SA
1,579 35,277
(Cost $62,654)
90,529
Singapore — 0.8%
CapitaLand Ascendas REIT
20,900 40,356
CapitaLand Integrated
Commercial Trust REIT
28,765 41,710
CapitaLand Investment Ltd.
15,100 29,715
Grab Holdings Ltd.*, Class A
11,475 42,113
Keppel Ltd.
8,700 43,252
Singapore Exchange Ltd.
5,100 36,070
United Overseas Bank Ltd.
7,300 166,285
(Cost $387,181)
399,501
Spain — 2.0%
ACS Actividades de
Construccion y Servicios SA
1,187 52,988
Amadeus IT Group SA
2,626 186,270
Banco de Sabadell SA
30,902 65,031
Cellnex Telecom SA*, 144A
2,831 103,049
Iberdrola SA
33,292 437,316
Redeia Corp. SA
2,333 41,891
Repsol SA
6,976 113,749
(Cost $881,765)
1,000,294
Sweden — 3.8%
Alfa Laval AB
1,681 77,551
Assa Abloy AB, Class B
5,776 168,713
Atlas Copco AB, Class A
15,738 300,478
Number
of Shares Value $
Atlas Copco AB, Class B
8,957 147,549
Boliden AB
1,587 55,349
Epiroc AB, Class A
3,833 79,705
Epiroc AB, Class B
2,267 42,334
EQT AB
2,120 64,101
Essity AB, Class B
3,568 91,429
Evolution AB, 144A
1,039 111,436
H & M Hennes & Mauritz AB,
Class B
3,311 58,430
Holmen AB, Class B
444 18,550
Husqvarna AB, Class B
1,651 13,610
Nibe Industrier AB, Class B
8,871 45,025
Sandvik AB
6,112 133,954
SKF AB, Class B
1,989 43,365
Svenska Cellulosa AB SCA,
Class B
3,560 54,447
Svenska Handelsbanken AB,
Class A
8,240 77,282
Tele2 AB, Class B
3,151 30,739
Telia Co. AB
13,671 35,421
Volvo AB, Class A
1,082 29,300
Volvo AB, Class B
9,114 244,376
(Cost $1,699,593)
1,923,144
Switzerland — 9.5%
ABB Ltd.
9,308 509,688
Alcon, Inc.
2,877 256,208
Baloise Holding AG
273 47,177
Banque Cantonale Vaudoise
174 18,333
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
12 139,799
Clariant AG*
1,226 19,569
Coca-Cola HBC AG*
1,304 43,964
DSM-Firmenich AG
1,068 122,493
Geberit AG
195 118,969
Givaudan SA
53 248,918
Julius Baer Group Ltd.
1,179 70,676
Kuehne + Nagel International AG
279 79,016
Logitech International SA
906 89,781
Lonza Group AG
436 235,072
Novartis AG
11,345 1,171,661
SGS SA
888 82,682
SIG Group AG*
1,794 37,246
Sika AG
881 266,502
Sonova Holding AG
287 90,603
STMicroelectronics NV
3,916 160,930
Swiss Life Holding AG
169 117,606
Swiss Prime Site AG
447 41,274
Swiss Re AG
1,740 221,225
Swisscom AG
151 83,388

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Temenos AG
377 24,238
VAT Group AG, 144A
157 84,682
Zurich Insurance Group AG
856 449,468
(Cost $4,151,660)
4,831,168
United Kingdom — 13.5%
3i Group PLC
5,603 204,239
Admiral Group PLC
1,480 51,141
Anglo American PLC
7,431 237,806
Ashtead Group PLC
2,499 180,977
Associated British Foods PLC
1,903 61,784
AstraZeneca PLC
8,920 1,384,412
Auto Trader Group PLC, 144A
5,244 54,495
Aviva PLC
15,461 94,468
Barratt Developments PLC
5,685 36,422
Berkeley Group Holdings PLC
636 42,431
BT Group PLC
36,331 60,411
Bunzl PLC
1,896 70,875
Burberry Group PLC
2,078 27,383
Coca-Cola Europacific Partners
PLC
1,197 88,231
Croda International PLC
769 44,451
Endeavour Mining PLC
1,034 22,604
HSBC Holdings PLC
108,759 964,319
Informa PLC
8,051 86,904
Intertek Group PLC
938 57,038
J Sainsbury PLC
9,691 34,203
Kingfisher PLC
11,105 37,341
Land Securities Group PLC REIT
3,868 32,134
Legal & General Group PLC
33,995 108,206
Lloyds Banking Group PLC
371,968 262,937
M&G PLC
12,065 30,584
Mondi PLC
2,577 51,217
National Grid PLC
21,146 237,569
Phoenix Group Holdings PLC
4,000 25,271
Reckitt Benckiser Group PLC
4,066 230,473
RELX PLC
10,998 478,331
Rentokil Initial PLC
14,235 75,088
Sage Group PLC
5,571 72,526
Schroders PLC
4,378 21,839
Segro PLC REIT
7,366 85,456
Smiths Group PLC
1,938 42,490
Spirax-Sarco Engineering PLC
426 48,326
Number
of Shares Value $
Taylor Wimpey PLC
21,071 39,477
Tesco PLC
40,440 160,128
Unilever PLC
14,435 786,423
Vodafone Group PLC
131,228 126,346
Whitbread PLC
1,020 38,350
WPP PLC
6,278 65,288
(Cost $6,148,925)
6,860,394
TOTAL COMMON STOCKS
(Cost $42,175,606)
49,656,088
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA
987 89,062
Sartorius AG
146 38,277
(Cost $122,383)
127,339
RIGHTS — 0.0%
United Kingdom — 0.0%
National Grid PLC*, expires
6/24/24
(Cost $0)
6,339 15,823
EXCHANGE-TRADED FUNDS
— 0.7%
iShares ESG Aware MSCI EAFE
ETF
(Cost $345,235)
4,350 354,003
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio “DWS
Government Cash Institutional
Shares"(b)(c), 5.24%
(Cost $21)
21 21
CASH EQUIVALENTS — 1.2%
DWS Government Money
Market Series "Institutional
Shares"(b), 5.26%
(Cost $598,838)
598,838 598,838
TOTAL INVESTMENTS — 100.1%
(Cost $43,242,083)
50,752,112
Other assets and liabilities, net
— (0.1%)
(47,561)
NET ASSETS — 100.0%
50,704,551

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Securities are listed in country of domicile.
At May 31, 2024 the Xtrackers MSCI EAFE ESG Leaders Equity ETF had the following sector diversification:
 *(a)
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.24% (b)(c)
— 21 (d) — — — 410 — 21 21
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series "Institutional Shares", 5.26% (b)
11,252 1,147,364 (559,778) — — 1,007 — 598,838 598,838
11,252 1,147,385 (559,778) — — 1,417 — 598,859 598,859
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.
CDI: Chess Depositary Interests
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
9,951,292 20 .0
Industrials
8,360,695 16 .8
Health Care
7,744,971 15 .6
Consumer Discretionary
5,617,353 11 .3
Information Technology
4,495,562 9 .0
Consumer Staples
4,115,931 8 .3
Materials
3,289,679 6 .6
Communication Services
2,103,452 4 .2
Energy
1,688,684 3 .4
Utilities
1,426,488 2 .8
Real Estate
1,005,143 2 .0
Total
49,799,250 100 .0

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
At May 31, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ ) †
EURO STOXX 50 Futures
EUR 1 53,172 54,106 6/21/2024 934
FTSE 100 Index Futures
GBP 1 107,763 105,497 6/21/2024 (2,266)
Micro EURO STOXX 50 Futures
EUR 15 81,231 81,160 6/21/2024 (71)
MINI TOPIX Index Futures
JPY 10 171,956 176,398 6/13/2024 4,442
MSCI EAFE Futures
USD 1 117,761 118,510 6/21/2024 749
Total net unrealized appreciation
3,788
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
May 31, 2024.
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
USD U.S. Dollar

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE ESG Leaders Equity ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
EASG-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 49,656,088 $ — $ — $ 49,656,088
Preferred Stocks
127,339 — — 127,339
Rights
15,823 — — 15,823
Exchange-Traded Funds
354,003 — — 354,003
Short-Term Investments (a)
598,859 — — 598,859
Derivatives (b)
Futures Contracts
6,125 — — 6,125
TOTAL
$ 50,758,237 $ — $ — $ 50,758,237
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (2,337) $ — $ — $ (2,337)
TOTAL
$ (2,337) $ — $ — $ (2,337)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.